BORROWINGS	12 Months Ended
Dec. 31, 2022
BORROWINGS
BORROWINGS

13. BORROWINGS

Borrowings consist of the following:

	At December 31,	At December 31,
	2021	2022
	$	$
Short-term borrowings related to project assets (1)	474,555	333,521
Other short-term borrowings	1,118,315	1,110,295
Subtotal for short-term borrowings	1,592,870	1,443,816
Long-term borrowings related to project assets	327,216	318,987
Other long-term borrowings	196,418	494,419
Subtotal for long-term borrowings	523,634	813,406
Total	2,116,504	2,257,222
(1)	Includes long-term borrowings that were classified as current liabilities because these borrowings are associated with certain solar and battery storage projects that are expected to be sold within one year.

As of December 31, 2022, the Company had contractual credit facilities of $3,412,104, of which $1,694,732 has been drawn under borrowings and $623,377 has been drawn under arrangements with banks including bank guarantees, letters of credit and short-term notes payable, and $1,093,995 was available for draw down upon demand. In addition, as of December 31, 2022, the Company also had uncommitted credit facilities of $1,464,055, of which $562,490 has been drawn under borrowings and $426,734 under arrangements with banks including bank guarantees, letters of credit and short-term notes payable. As of December 31, 2022, $365,065 of the Company’s borrowings under its energy business were non-recourse in nature.

The lenders under the Company's non-recourse facilities generally require the pledge of underlying solar projects and do not have direct recourse to Canadian Solar Inc.

As of December 31, 2022, borrowings of $1,042,407 were secured by property, plant and equipment with carrying amounts of $414,244, inventories of $161,673, land use rights of $46,607, restricted cash of $6,715, accounts receivable of $33,690, equity interest of $34,859, project assets of $353,503 and solar power systems of $295,145. These borrowings were recorded as short-term borrowings of $207,134, non-recourse borrowings - current of $335,893, long-term borrowings of $470,208, and non-recourse borrowings of $29,172.

The Company’s significant borrowings during the years ended December 31, 2021 and 2022 were as follows:

In 2016, Canadian Solar Projects K.K. obtained a syndicated three-year loan facility of JPY9,600,000 ($85,200) with Sumitomo Mitsui Banking Corporation (“SMBC”), acting as the lead arranger and 13 other participating financial institutions. The facility is unsecured. The loan proceeds may be used to develop its solar project development pipeline in Japan and for general corporate working capital purposes. In 2020, the facility agreement was renewed with 11 participating financial institutions led by SMBC at a term of two years and a facility amount of JPY9,100,000 ($88,200). In 2021, the subsidiary further expanded the facility to JPY10,000,000 ($89,859) for a term of three years, with a September 2024 maturity. In 2022, the subsidiary amended the facility agreement to tranche 1 loan facility of JPY7,500,000 ($57,198) guaranteed by the Company and tranche 2 loan facility of JPY2,500,000 ($19,066) secured by a pledge of equity interest in CSIF. As of December 31, 2022, the loan was fully drawn.

13. BORROWINGS (Continued)

In 2019, Canadian Solar Manufacturing (Thailand) Co.,Ltd. obtained a five-year syndicated credit facility of $188,000 with the Siam Commercial Bank Public Company Limited (“SCB”), acting as the lead arranger and China Minsheng Banking Corporation Ltd as one of the lenders. The facility is guaranteed by the Company. Under the same facility agreement, the subsidiary obtained a working capital facility of THB3,540,000 ($106,729) from SCB to support the operations of its manufacturing Company in Thailand. As of December 31, 2022, the outstanding balance of the long-term loan was $34,606 and the outstanding balance of working capital facility was $11,777.

In 2020, Recurrent Energy, LLC (“Recurrent”) executed a $75,000 development loan with Nomura Securities International, Inc. In 2021, the syndicated facility was renewed with Nomura at an expanded amount of $125,000 that matures in November 2023. The outstanding credit facility is secured by certain project assets in the U.S. and Canada, and is guaranteed by the Company. As of December 31, 2022, the loan was fully drawn.

In 2020, Suntop Finco Pty Ltd. and Gunnedah Finco Pty Ltd. obtained a syndicated five-year non-recourse facility of AUD289,419 ($206,022) with Australia and New Zealand Banking Group Limited acting as the facility agent and 3 other financial institutions, to finance the construction of a portfolio of solar projects in Australia. The facility was secured by the project assets and was set to mature in 2025. The loan was assumed by a buyer in connection with the sale of the portfolio in 2022.

In 2020, Japan Green Infrastructure Fund LP obtained a six-year mezzanine loan facility of JPY18,000,000 ($174,241) with Madison Pacific Trust Limited acting as the facility agent and other four financial institutions. The facility is for the development and construction of solar projects in Japan. As of December 31, 2022, the outstanding non-recourse balance was $16,002. Subsequently in January 2023, the subsidiary cancelled the unused commitment of JPY15,901,795 ($122,208) under the facility agreement.

In 2021, Azuma Kofuji Daiichi Hatsudensho G.K. obtained a JPY24,513,530 ($230,759) project finance loan facility with Nomura Capital Investment Co., Ltd. acting as lead arranger and other participating financial institutions to construct the 100MWp Azuma Kofuji project in Japan. The project finance loan is secured by the Azuma Kofuji project and will mature in November 2023. As of December 31, 2022, the outstanding non-recourse balance was $148,867.

In 2021, four Japanese subsidiaries issued JPY8,100,000 ($73,167) of non-recourse green project bonds to construct a portfolio of projects in Japan. The project bonds are secured by certain project assets and will mature in 2039. As of December 31, 2022, the outstanding balance was $32,515.

13. BORROWINGS (Continued)

In 2021, Sunmex Renovables, S.A. De C.V., a 51% owned subsidiary, obtained $60,000 project finance loan facility with Sumitomo Mitsui Banking Corporation (“SMBC”). The facility has been partially drawn for the construction of the El Mayo project in Mexico. As of December 31, 2022, the outstanding balance was $28,000. The Company has provided a guarantee on the outstanding balance through a letter of credit.

In 2021, Canadian Solar Spain S.L.U obtained a €50,000 ($61,132) credit facility with Banco Santander, S.A. (“Santander”). The facility comprises a term loan of €25,000 and a revolving credit facility of €25,000, and is guaranteed by the Company. The facility will mature in May 2024. As of December 31, 2022, the loan was fully drawn and the revolving credit facility outstanding balance was $26,755.

In 2021, eight Brazilian subsidiaries obtained a BRL500,000 ($95,921) financing facility with BTG Pactual and Itaú BBA to support the equity contribution for the development and construction of solar power projects in Brazil. The facility is guaranteed by the Company and will mature in December 2023. As of December 31, 2022, the outstanding balance was $87,873.

In 2021, Canadian Solar Sunenergy (Jiaxing) Co. Ltd. (formerly known as CSI Modules (Jiaxing) Co., Ltd.) entered into a RMB580,000 ($90,918) long-term loan facility with Shanghai Pudong Development Bank. The loan facility is secured by certain property and plant, is guaranteed by CSI Solar, and matures in November 2028. As of December 31, 2022, $55,510 was drawn.

In 2021, Canadian Solar EMEA Capital Markets, S.A.U. issued €30,000 ($34,106) fixed rate notes on Spain’s alternative fixed-income market (the “MARF”). The notes are guaranteed by the Company and mature on December 2, 2026. As of December 2021 and 2022, the carrying value net of unamortized issuance costs of the fixed rate notes were $33,676 and $31,638, respectively, and were included as a component of other non-current liabilities.

Between 2021 and 2022, CSI Cells (Yancheng) Co., Ltd. entered into credit facilities in the aggregate of RMB710,000 ($101,944) with various banks. The credit facilities of RMB 510,000 ($73,227) are unsecured and are guaranteed by CSI Solar. The remaining RMB 200,000 ($28,717) is secured by certain property, plant and equipment, and is guaranteed by CSI Solar. As of December 31, 2022, $78,072 was drawn.

Between 2021 and 2022, Canadian Solar Sunenergy (Baotou) Co., Ltd. entered into credit facilities in the aggregate of RMB880,000 ($126,353) with six banks. Credit facility of RMB580,000 ($83,278) is guaranteed by CSI Solar, and the remaining RMB300,000 ($43,075) is secured by certain property, plant and equipment, and is guaranteed by Canadian Solar Manufacturing (Luoyang) Inc and CSI Solar. As of December 31, 2022, $101,407 was drawn.

As of December 31, 2022, the financial covenants related to these borrowings were met.

In connection with the sale of solar projects for the years ended December 31, 2020, 2021 and 2022, borrowings of $316,496, $118,406 and $193,578, respectively, were assumed by the buyers.

These obtained long-term borrowings mentioned above bear effective floating interest rates from 1.2% to 8.3%.

Future principal repayments on the borrowings are as follows. Included in the future principal repayment of 2023 are $333,521 of current portion of long-term borrowings, associated with certain solar and battery storage projects that are expected to be sold within one year:

2023	$1,443,816
2024	639,862
2025	83,615
2026	31,775
2027	22,475
Thereafter	35,679
Total	$2,257,222

13. BORROWINGS (Continued)

Interest expenses

Weighted average effective interest rates on borrowings are as follows:

	At December 31,	At December 31,
	2021	2022
Short-term borrowings	3.0%	5.3%
Long-term borrowings	3.5%	4.1%

The Company capitalized interest costs incurred on borrowings obtained to finance construction of solar and battery storage projects or property, plant and equipment until the asset is ready for its intended use. The interests incurred during the years ended December 31, 2020, 2021 and 2022 are as follows:

	Years Ended December 31,
	2020	2021	2022
	$	$	$
Interest capitalized — project assets	10,197	17,316	26,439
Interest capitalized — solar power systems, net	—	—	18,666
Interest capitalized — property, plant and equipment	154	—	—
Interest expense	71,874	58,153	74,266
Total interest incurred	82,225	75,469	119,371